Business Acquired - Additional Information (Detail) - USD ($)			1 Months Ended	5 Months Ended	12 Months Ended
		Aug. 07, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Business acquisition, net cash paid	[1]					$ 375,061,000
Revenues						657,799,000	$ 597,368,000
Finance expense						$ 9,500,000	$ 16,700,000
Percentage of equity interest			50.00%
Proceeds from sale of thermal products business			$ 28,000,000
Cash proceeds from sale of thermal products business			22,000,000
Receivable on account of the sale of the thermal products business			6,000,000		$ 12,000,000
Cash proceeds received from sale of thermal products business			10,000,000
Prepaid term loans			$ 7,500,000
SPTS Technologies Group Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Business acquisition, net cash paid		$ 375,100,000
Acquisition completed, date					Aug. 07, 2014
Goodwill recognized expected to be deductible for income tax		0
Revenues				$ 110,600,000
SPTS Technologies Group Limited [Member] | Senior Secured Term Loans [Member]
Schedule Of Equity Method Investments [Line Items]
Senior secured long term loan, amount borrowed		$ 300,000,000
Debt instrument discount		1.00%

[1]	(a) Acquisition of subsidiaries consolidated forr the first time: Working capital (excluding cash and cash equivalents) $(48,918) Property, Plant and equipment (25,160) Long-term liabilities 19,934 Goodwill (167,001) In-process research and development (6,920) Other intangible assets (146,996) $(375,061)